Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Trade receivables	£ 739	£ 961
Royalty advances	8	22
Prepayments	82	124
Accrued income	1	15
Other receivables	280	235
Trade and other current receivables	1,110	1,357
Non-current
Trade receivables	21	21
Royalty advances	20	10
Prepayments	15	13
Accrued income	10	31
Other receivables	37	29
Trade and other non current receivables	£ 103	£ 104